Schedule of Contractual Maturities Lease Liabilities and Right of Use Assets (Details) - AUD ($)	Dec. 31, 2025	Jun. 30, 2025
Right-of-use assets
At cost	$ 1,347,718	$ 1,347,718
Less accumulated amortisation	(499,354)	(499,354)
Total	848,364	848,364
Lease liabilities
Within 1 year (Current)	89,109	89,109
Non-current	713,235	713,235
Total	802,344	802,344
Within 1 year (Current) [Member]
Lease liabilities
Within 1 year (Current)	89,109	89,109
After 1 year but within 2 years [Member]
Lease liabilities
Non-current	80,750	80,750
After 2 years but within 5 years [Member]
Lease liabilities
Non-current	224,930	224,930
After 5 years [Member]
Lease liabilities
Non-current	$ 407,555	$ 407,555